Summary of Long Term Debt Outstanding (Parenthetical) (Detail) (USD $)			1 Months Ended				1 Months Ended				1 Months Ended										12 Months Ended			12 Months Ended
	Dec. 31, 2012 Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Dec. 31, 2011 Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Aug. 03, 2012 Notes 4.60 Percent Bank Subordinated Debt Due February 2013 Upper Limit	Aug. 03, 2012 Notes 4.60 Percent Bank Subordinated Debt Due February 2013 Lower Limit	Dec. 31, 2012 Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Dec. 31, 2011 Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Aug. 03, 2012 Notes 5.85 Percent Bank Subordinated Debt Due November 2017 Upper Limit	Aug. 03, 2012 Notes 5.85 Percent Bank Subordinated Debt Due November 2017 Lower Limit	Dec. 31, 2012 Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Dec. 31, 2011 Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Aug. 03, 2012 Notes 6.50 Percent Bank Subordinated Debt Due August 2018 Upper Limit	Aug. 03, 2012 Notes 6.50 Percent Bank Subordinated Debt Due August 2018 Lower Limit	Dec. 31, 2012 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Dec. 31, 2011 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Dec. 31, 2012 Expiring One Year From Balance Sheet Date	Dec. 31, 2011 Expiring One Year From Balance Sheet Date	Dec. 31, 2012 One to Three Years	Dec. 31, 2011 One to Three Years	Dec. 31, 2011 Five to Ten Years	Aug. 03, 2012 Senior Notes Upper Limit	Dec. 31, 2012 Senior Notes Interest Rate Swap Contracts	Dec. 31, 2011 Senior Notes Interest Rate Swap Contracts	Aug. 03, 2012 Subordinated Debt Upper Limit	Dec. 31, 2012 Subordinated Debt Interest Rate Swap Contracts	Dec. 31, 2011 Subordinated Debt Interest Rate Swap Contracts
Debt Disclosure [Line Items]
Interest Rate	4.60%	4.60%			5.85%	5.85%			6.50%	6.50%			5.375%	5.375%
Federal Home Loan Bank Borrowings, Average Rate at Year End															3.86%	4.64%	4.40%	4.08%	6.29%
Offering Circular, ability to offer notes in aggregate principal amount																				$ 4,500,000,000			$ 1,000,000,000
Debt maturity			15 years	5 years			15 years	5 years			15 years	5 years
Notes issued at a discount									0.02%	0.02%			0.484%	0.484%
Increases in the carrying values of notes outstanding covered by interest-rate swap contracts																					$ 9,800,000	$ 29,900,000		$ 103,300,000	$ 102,600,000